RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

Major related parties that transacted with the Group and their respective relationship to the Group listed as below:

Name of the related parties	Relationship
Mr. Kai Sun	Founding Shareholders
Mr. Yifan Li	Founding Shareholders
Mr. Shaoqing Xiang	Founding Shareholders
Mr. Minglie Hu	Shareholder
Mr. Min Ai	Shareholder
Shanghai Kunjie Phototonics Technology Co., Ltd.	An equity method investee of the Group
Shanghai Leyi Technology L.P.	An affiliate of the shareholder of the Group
Robert Bosch Kft.	An affiliate of the shareholder of the Group
Robert Bosch Ltd.	An affiliate of the shareholder of the Group
Robert Bosch France	An affiliate of the shareholder of the Group
Bosch Automotive Products (Suzhou) Co., Ltd.	An affiliate of the shareholder of the Group
Baidu USA LLC (Note)	An affiliate of the shareholder of the Group
Beijing Baidu Netcom Technology Co., Ltd.	An affiliate of the shareholder of the Group
Apollo Intelligent Transportation Technology (Guangzhou) Co., Ltd.	An affiliate of the shareholder of the Group
Baidu Smart Travel Information Technology (Chongqing) Co., Ltd.	An affiliate of the shareholder of the Group
Apollo Intelligent Transportation Technology (Hefei) Co., Ltd.	An affiliate of the shareholder of the Group
Luobo Yunli (Beijing) Technology Co., Ltd.	An affiliate of the shareholder of the Group
Apollo Intelligent Transportation Technology (Dalian) Co., Ltd.	An affiliate of the shareholder of the Group
Apollo Intelligent Technology (Beijing) Co., Ltd.	An affiliate of the shareholder of the Group
Apollo Intelligent Connection (Beijing) Co., Ltd.	An affiliate of the shareholder of the Group

Note: Started from June 30, 2021, Baidu (China) Co., Ltd and its affiliates (collectively as “Baidu”) was no longer treated as the Group’s related parties as Baidu no longer has significant influence over the Group after the consummation of 2021 Reorganization.

For the years ended December 31, 2020, 2021 and 2022, significant related party transactions were as follows:

	For year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues
Affiliates of the shareholders of the Group	41,765	15,655	—
Total	41,765	15,655	—

	For year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Research and development expenses
An equity method investee of the Group	900	—	—
Total	900	—	—

20.	RELATED PARTY TRANSACTIONS (continued)

	For year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Purchases
An equity method investee of the Group	83	—	—
Total	83	—	—

The balances due from related parties of operations are as follows:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Amounts due from related parties, net of allowance
Affiliates of the shareholder of the Group	28,088	—	—
An equity method investee of the Group	—	—	—
Total	28,088	—	—

The balances due to related parties of financing are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Amounts due to related parties
Founding Shareholders and certain shareholders (Note)	307,498	334,283
Total	307,498	334,283

Note: In May 2021, as an integrated step of the 2021 Reorganization, in order to comply with certain PRC foreign currency control rules and regulations, the Founding Shareholders and certain investors are in the process of applying for permissions to pay the subscription consideration to the Company. Once they obtained the approval to pay the subscription receivables at Cayman Company level, the Group will then settle the consideration payable for the acquisition of their equity interests in Shanghai Hesai to facilitate their payment of the subscription receivable for the ordinary shares of the Company as part of the reorganization.